Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Available-for-sale debt securities pledged that secured parties are permitted to sell or repledge | $	$ 93,468	$ 0
Available-for-sale, amortized cost | $	2,435,752	1,995,050
Held-to-maturity, fair value | $	$ 2,671,040	$ 2,976,709
Common shares, par value (in BMD per share) | $ / shares	$ 0.01	$ 0.01
Common shares, issued (in shares)	43,537,979	47,529,045
Common shares, outstanding (in shares)	43,537,979	47,529,045
Treasury common shares, at cost (in shares)	619,212	619,212
Voting Common Stock
Common shares, authorized (in shares)	2,000,000,000	2,000,000,000
Non-voting Common Stock
Common shares, authorized (in shares)	6,000,000,000	6,000,000,000